Schedule of exposure to currency risk (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net position assets/(liabilities)	$ (6,461)	$ (12,285)
U s dollar member
IfrsStatementLineItems [Line Items]
Net position assets/(liabilities)	(6,461)	(12,353)
Japanese yen member
IfrsStatementLineItems [Line Items]
Net position assets/(liabilities)	$ (0)	$ 68